INFORMATION INCLUDED IN CONSOLIDATED EARNINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit expense
Wages, salaries and other short-term benefits	$ 242,113	$ 227,043	$ 197,155
Termination benefits (Note 16)	4,110	2,274	1,861
Share-based compensation expense (Note 18)	22,879	501	1,914
Pension, post-retirement and other long-term employee benefit plans (Note 20):
Defined benefit plans	2,057	2,139	2,768
Defined contributions plans	6,824	7,142	3,471
Employee benefits expense	277,983	239,099	207,169
Finance costs (income) - Interest
Interest on borrowings and lease liabilities	28,684	32,472	17,443
Amortization and write-off of debt issue costs on borrowings	1,210	1,194	1,906
Interest capitalized to property, plant and equipment	(458)	(1,976)	(2,277)
Interest expense	29,436	31,690	17,072
Finance costs (income) - other (income) expense, net
Foreign exchange loss (gain)	38	(790)	1,945
Valuation adjustment made to non-controlling interest put options (Note 24)	2,470	3,339	0
Change in fair value of contingent consideration liability (Note 24)	(11,005)	0	0
Other costs, net	2,259	765	1,865
Other finance costs expense (income), net	(6,238)	3,314	3,810
Additional information
Depreciation of property, plant and equipment (Note 9)	50,237	51,030	38,548
Amortization of intangible assets (Note 12)	13,603	10,385	6,281
Impairment of assets, net (Note 13)	$ 2,359	$ 4,549	$ 6,936